Summary of Material Accounting Policies (Details) shares in Millions				1 Months Ended		12 Months Ended
	Aug. 05, 2025 USD ($)	Nov. 27, 2023	Nov. 23, 2023	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Sep. 15, 2025 USD ($)	Dec. 31, 2022 USD ($)
Summary of Material Accounting Policies [Line Items]
Accumulated deficit						$ (403,034,000)		$ (369,515,000)
Net loss						(33,519,000)		(38,069,000)		$ (43,100,000)
Net cash for operating activities						(2,189,000)		(18,530,000)		(21,497,000)
Cash						$ 29,032,000		46,798,000		$ 22,380,000		$ 15,503,000
Additional aggregate amount	$ 10,000,000
Fair value of contingent consideration											$ 11.6
Discount rate						17.49%	17.49%
Fair value liability						$ 6,800,000
Fair value current						2,100,000
Financial liability						153,306,000		135,921,000
Fair value of the liability						28,000,000
Interest rate		10 years	10 years
Assets and liabilities						1.175	€ 1	1.039	€ 1
Income and expenses						1.13	€ 1	$ 1.082	€ 1
Recognised revenue						$ 3,800,000
Percentage of vehicles						2.50%	2.50%
Outstanding aggregate principal amount						15.00%	15.00%
Patents & software [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives						5 years	5 years
Useful lives						3 years	3 years
Property and Trade [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives						15 years	15 years
Customers [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives						6 years 6 months	6 years 6 months
Internally developed intangible assets costs [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives						5 years	5 years
Furniture [Member]
Summary of Material Accounting Policies [Line Items]
Useful lives						5 years	5 years
Vehicles [Member]
Summary of Material Accounting Policies [Line Items]
Useful lives						5 years	5 years
Level 3 of fair value hierarchy [member]
Summary of Material Accounting Policies [Line Items]
Fair value liability						$ 49,100,000
First tranche [Member]
Summary of Material Accounting Policies [Line Items]
Credit agreement						$ 55,000,000
Second tranche [Member]
Summary of Material Accounting Policies [Line Items]
Credit agreement					$ 25,000,000
Nonadjusting Events After Reporting Period [Member] | Third Tranche [Member]
Summary of Material Accounting Policies [Line Items]
Credit agreement				$ 20,000,000
Binomial Tree Valuation Model [Member]
Summary of Material Accounting Policies [Line Items]
Acquired shares (in Shares) | shares						1	1
Bottom of Range [Member]
Summary of Material Accounting Policies [Line Items]
Depreciation periods range						3 years	3 years
Percentage of buildings						7.80%	7.80%
Percentage of materials						6.40%	6.40%
Bottom of Range [Member] | Fair Value [Member]
Summary of Material Accounting Policies [Line Items]
Discount rate						17.49%	17.49%
Top of Range [Member]
Summary of Material Accounting Policies [Line Items]
Depreciation periods range						6 years	6 years
Percentage of buildings						13.80%	13.80%
Percentage of materials						13.20%	13.20%
Equipment [Member]
Summary of Material Accounting Policies [Line Items]
Useful lives						5 years	5 years
GPS [Member] | Level 3 of fair value hierarchy [member]
Summary of Material Accounting Policies [Line Items]
Financial liability						$ 49,100,000